Unaudited Consolidated Statement of Changes in Total Equity - 9 months ended Sep. 30, 2017 - USD ($) shares in Thousands, $ in Thousands	Total	Convertible Preferred Stock	General Partner	Common Units Limited Partners	Common Units and Additional Paid-in Capital Limited Partners	Preferred Units Preferred Partner	Warrants	Accumulated Other Comprehensive Loss	Non-controlling Interests	Redeemable Non-controlling Interest
Beginning balance, units at Dec. 31, 2016		12,517		147,514		11,000
Beginning balance at Dec. 31, 2016	$ 1,138,596	$ 271,237	$ 20,658		$ 784,056	$ 266,925	$ 13,797	$ (804)	$ 53,964	$ 962
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income	(336,091)	20,564	(7,057)		(348,237)	16,125			3,078	48
Other comprehensive loss (note 7)	(1,964)							(1,964)
Cash distributions	$ (40,882)	(10,205)			(24,757)	$ (16,125)
Payment-in-kind distributions (note 10), units	6,400			6,391
Payment-in-kind distributions (note 10)	$ 18,988	(14,022)	(699)		19,687
Distribution to non-controlling interests	(3,360)								(3,360)	(1,044)
Contribution of capital from joint venture partner	6,000								6,000
Contribution of capital from Teekay Corporation (notes 6i and 10)	45,315		873		44,442
Proceeds from equity offerings, net of offering costs (note 10), units				256,000
Proceeds from equity offerings, net of offering costs (note 10)	625,978		588		505,347		120,043
Repurchase of Convertible Preferred Units (note 10)	(19,971)	$ (269,993)	(383)		(19,588)
Repurchase of Convertible Preferred Units (note 10), units		(12,517)
Equity based compensation and other (note 11), units				140
Equity based compensation and other (note 11)	(1,866)	$ 2,419	164		(510)		(1,520)
Ending balance, units at Sep. 30, 2017		0		410,045		11,000
Ending balance at Sep. 30, 2017	$ 1,470,685	$ 0	$ 14,910		$ 999,616	$ 266,925	$ 132,320	$ (2,768)	$ 59,682	$ (34)